Government Assistance Notes Payable - Schedule of Notes Payable (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	May 29, 2020
Total principal balance	$ 1,675,535	$ 942,200	$ 184,820
Accrued interest	25,321	9,942	$ 79,376
Total principal and accrued interest	1,700,856	952,142
Less current portion	11,115
Non-current portion	1,689,741	952,142
Paycheck Protection Loan (1st draw) [Member]
Total principal balance		642,200
Paycheck Protection Loan (2nd draw) [Member]
Total principal balance	1,025,535
Economic Injury/Disaster Loan (uBid) [Member]
Total principal balance	150,000	150,000
Economic Injury/Disaster Loan (Restaurant.com) [Member]
Total principal balance	$ 500,000	$ 150,000